Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments in the Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Financial Instruments non-current assets	$ 3,494	$ 10,101
Financial Instruments current liabilities	(8,931)	(17,881)
Financial Instruments-non current liabilities	(2,743)	(8,617)
On recurring basis
Derivative [Line Items]
Total derivatives	(8,180)	(16,397)
Interest rate swaps | Not Designated as Hedging Instrument
Derivative [Line Items]
Financial Instruments current liabilities	(8,931)	(17,881)
Financial Instruments-non current liabilities	(2,743)	(8,617)
Interest rate swaps | Not Designated as Hedging Instrument | On recurring basis
Derivative [Line Items]
Financial Instruments non-current assets	$ 3,494	$ 10,101